Transactions with associates companies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions with associates companies [Line Items]
Key Management Personnel Directors Remuneration	$ 2,192	$ 1,641
Key Management Personnel Salaries	1,057	1,257
Key Management Personnel Directors compensations	2,628	1,200
Key Management Personnel Other Payments to Officers	6,345	1,899
Key management personnel compensation	12,222	5,997
Key management personnel of entity or parent [member]
Disclosure Of Transactions with associates companies [Line Items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 12,908	$ 10,530